Shareholders' Equity - Schedule of Options Granted to Employees and Directors (Details) - Stock Option [Member]	12 Months Ended
Dec. 31, 2025 $ / shares shares
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price | $ / shares
Options outstanding	126,125
Weighted average remaining contractual life (years)	2 years 5 months 23 days
Options exercisable	76,124
Weighted average Remaining Contractual life of options exercisable (years)	1 year 6 months
Exercise Price 2.245 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price | $ / shares	$ 2.245
Options outstanding	31,667
Weighted average remaining contractual life (years)	1 year 11 months 12 days
Options exercisable	31,667
Weighted average Remaining Contractual life of options exercisable (years)	1 year 11 months 12 days
Exercise Price 2.968 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price | $ / shares	$ 2.968
Options outstanding	30,834
Weighted average remaining contractual life (years)	3 years 7 months 20 days
Options exercisable	5,833
Weighted average Remaining Contractual life of options exercisable (years)	3 years 7 months 20 days
Exercise Price 3.251 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price | $ / shares	$ 3.251
Options outstanding	7,500
Weighted average remaining contractual life (years)	9 months 21 days
Options exercisable	7,500
Weighted average Remaining Contractual life of options exercisable (years)	9 months 21 days
Exercise Price 3.252 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price | $ / shares	$ 3.252
Options outstanding	31,124
Weighted average remaining contractual life (years)	9 months 21 days
Options exercisable	31,124
Weighted average Remaining Contractual life of options exercisable (years)	9 months 21 days
Exercise Price 3.876 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price | $ / shares	$ 3.876
Options outstanding	10,000
Weighted average remaining contractual life (years)	4 years 4 months 24 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	4 years 4 months 24 days
Exercise Price 3.986 [Member]
Schedule of Options Granted to Employees and Directors [Line Items]
Exercise Price | $ / shares	$ 3.986
Options outstanding	15,000
Weighted average remaining contractual life (years)	4 years 2 months 15 days
Options exercisable
Weighted average Remaining Contractual life of options exercisable (years)	4 years 2 months 15 days